SHAREHOLDER ACCOUNTS                               CORPORATE OFFICES
     c/o Integrated Fund                                3707 W. Maple Road
       Services, Inc.                               Bloomfield Hills, MI 48301
       P.O. Box 5354                                     (248) 644-8500
  Cincinnati, OH 45201-5354                             Fax (248)644-4250
       1-800-543-0407
                              SCHWARTZ VALUE FUND
                                     [LOGO]


Dear Fellow Shareowner,

As you know, I have long exhorted the merits of value investing, which has been out-of-favor among investors for some time. However, in the second quarter an important inflection point may have been reached. During the quarter, Schwartz Value Fund was up 3.7%, handily outpacing the Russell 2000, the NASDAQ, and the Dow, which were down 4.1%, 13.3% and 4.0%, respectively. Similarly, for the first 6 months of this year, Schwartz Value Fund rose 6.9%, again better than the Russell 2000 at 2.5%, the NASDAQ at negative 2.5% and the Dow at negative 8.5%. This outperformance was long overdue.

In recent years, the most aggressive investors have looked the smartest. Those who purchased high P-E and speculative issues were richly rewarded. It seemed the rules of investing had been rewritten to emphasize growth at any price. Risk was ignored as old fashioned. This mania reached its peak in March as the NASDAQ passed 5100. Then suddenly reality returned to the market. Fundamentally, not much had changed. Earnings, for the most part, were meeting or exceeding expectations. But seemingly overnight, investor psychology changed dramatically. Stratospheric tech P-Es came crashing down, the IPO market withered, and the Internet bubble lost most of its air, with some dot.com stocks off 90% from their highs. As a result, stock valuations in general have become more realistic, and earnings and cash flow are again being hailed as important determinants of stock prices. The old time religion of fundamentals has been restored, while momentum players and speculators who previously posed as investors, have had their comeuppance.

This inevitable return to a rational analysis of stock prices sparked a renewed interest in out-of-favor stocks, which clearly benefited the Schwartz Value
Fund. A number of holdings in the portfolio experienced strong price appreciation during the first six months of this year. Littelfuse, Inc. up 102%, and Convergys Corporation up 69%, are prospering from the booming telecommunications industry. Littelfuse makes fuses and circuits used in cell phones, while Convergys, an outsourcing beneficiary, handles billing services for major telecommunications companies. Other big winners include Patterson Energy up 119% and Input/Output up 67%. Both have thrived as oil prices rebounded from last year's lows. IMPATH Inc., up 113%, is a rapidly growing provider of diagnostic services for cancer patients.

These companies, and many more like them in the Fund, have performed operationally as we anticipated. Their recent share price appreciation was not due as much to their improving fundamentals as it was to a new perception in the marketplace. Their shares had been incredibly cheap and ignored, as investors focused solely on large-cap, high-tech, and Internet stocks. All it took for them to see significant price appreciation was a change in investor psychology with respect to value stocks. The Schwartz Value Fund has many more stocks, with favorable prospects, that have not yet seen their true value reflected in their share prices.

Even though the value approach to investing is gaining adherents daily, as value stocks have finally started to outperform, inexpensive stocks still abound. Schwartz Value Fund has several, with exceptional risk-reward ratios. Investors in the aggregate, seem to becoming more selective, seeking established companies with healthy profits, selling at reasonable prices. As such, our stocks should continue to shine.

I am pleased to report Schwartz Value Fund has retained the services of a new transfer agent and fund administrator -- Ultimus Fund Solutions, LLC. This change will allow us to provide better service to shareholders at a reduced cost to the Fund. Effective August 21, 2000, the new address for mailing checks to purchase Fund shares is:

                              Schwartz Value Fund
                              c/o Ultimus Fund Solutions, LLC
                              P.O. Box 46707
                              Cincinnati, Ohio 45246

Wiring instructions for purchases of Fund shares will be:

                              Fifth Third Bank
                              ABA #042 000 314
                              Attn: Schwartz Value Fund
                              Acct. #999-43227
                              For credit to:[insert the account name and number]

As always,if you have any questions,please call me at 248-644-8500.

                                   Sincerely,

                              SCHWARTZ VALUE FUND

                             /s/ George P. Schwartz

                             George P. Schwartz, CFA
                                   PRESIDENT

August 11, 2000

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)
================================================================================
                                                                        MARKET
 SHARES      COMMON STOCK -- 90.4%                                      VALUE
--------------------------------------------------------------------------------

             APPAREL & TEXTILES -- 1.3%
     7,500   Jones Apparel Group,Inc.* ..........................  $    176,250
    10,000   K-Swiss Inc.-- Class A .............................       159,375
    15,000   Nautica Enterprises,Inc.* ..........................       160,312
                                                                   ------------
                                                                        495,937
                                                                   ------------

             BUILDING MATERIALS & CONSTRUCTION -- 4.2%
   150,000   Champion Enterprises* ..............................       731,250
    10,000   Fleetwood Enterprises Inc. .........................       142,500
    10,000   Gardner Denver Inc.* ...............................       178,750
    10,000   Masco Corporation ..................................       180,625
    15,000   Schuler Homes,Inc.* ................................        91,875
    10,000   Toll Brothers Inc.* ................................       205,000
                                                                   ------------
                                                                      1,530,000
                                                                   ------------

             BUSINESS & INDUSTRIAL PRODUCTS -- 0.2%
     3,000   AptarGroup,Inc .....................................        81,000
                                                                   ------------

             BUSINESS SERVICES -- 4.1%
    12,500   Concord EFS,Inc.* ..................................       325,000
    10,000   Convergys Corporation* .............................       518,750
    10,000   Kronos,Inc.* .......................................       260,000
     9,000   NOVA Corporation* ..................................       251,438
    15,000   The Servicemaster Company ..........................       170,625
                                                                   ------------
                                                                      1,525,813
                                                                   ------------

             COMMUNICATIONS EQUIPMENT & SERVICES -- 2.4%
     7,500   Datron Systems Incorporated* .......................        75,938
    40,000   LoJack Corporation* ................................       277,500
    22,000   Universal Electronics Inc.* ........................       540,375
                                                                   ------------
                                                                        893,813
                                                                   ------------

================================================================================
                                                                        MARKET
 SHARES      COMMON STOCK -- 90.4%                                      VALUE
--------------------------------------------------------------------------------

             COMPUTER EQUIPMENT & SERVICES -- 2.2%
    10,000   National Data Corporation ..........................  $    230,000
    15,000   NCR Corporation* ...................................       584,062
                                                                   ------------
                                                                        814,062
                                                                   ------------

             CONSUMER PRODUCTS -- DURABLES -- 5.1%
   100,000   Craftmade International,Inc ........................       675,000
    70,000   Griffon Corporation* ...............................       389,375
    50,000   HMI Industries Inc.* ...............................        65,625
    15,000   La-Z-Boy Incorporated ..............................       210,000
    20,000   Snap-on Incorporated ...............................       532,500
                                                                   ------------
                                                                      1,872,500
                                                                   ------------

             CONSUMER PRODUCTS -- NONDURABLES -- 2.7%
    20,000   Helen Of Troy Limited* .............................       111,875
    40,000   Velcro Industries N.V ..............................       440,000
    17,500   Weyco Group,Inc ....................................       446,250
                                                                   ------------
                                                                        998,125
                                                                   ------------

             EDUCATION--  2.2%
    10,000   DeVRY,Inc.* ........................................       264,375
    20,000   Nobel Learning Communities,Inc.* ...................       157,500
     7,500   Quest Education Corporation* .......................       135,469
    10,000   Strayer Education,Inc ..............................       240,000
                                                                   ------------
                                                                        797,344
                                                                   ------------

             ELECTRONICS -- 1.3%
    10,000   Littelfuse,Inc.* ...................................       490,000
                                                                   ------------

             ENERGY & MINING -- 9.1%
     2,500   Diamond Offshore Drilling,Inc ......................        87,812
    25,000   Forest Oil Corporation* ............................       398,438
    40,500   Inco,Ltd.-- Class VBN* .............................       177,188
   150,000   Input/Output,Inc.* .................................     1,265,625
    10,000   Newmont Mining Corporation .........................       216,250
    25,000   Oglebay Norton Company .............................       637,500
     8,000   Patterson Energy,Inc.* .............................       228,000
    30,000   Santa Fe Snyder Corporation* .......................       341,250
                                                                   ------------
                                                                      3,352,063
                                                                   ------------

================================================================================
                                                                        MARKET
 SHARES      COMMON STOCK -- 90.4%                                      VALUE
--------------------------------------------------------------------------------

             ENVIRONMENTAL SERVICES -- 1.5%
    50,000   Sevenson Environmental Services,Inc ................  $    550,000
                                                                   ------------

             FINANCE --  BANKS & THRIFTS -- 6.7%
     3,000   Comerica,Inc .......................................       134,625
   137,500   Ottawa Financial Corporation .......................     2,337,500
                                                                   ------------
                                                                      2,472,125
                                                                   ------------

             FINANCE --  INSURANCE -- 1.6%
    40,000   Queensway Financial Holdings Limited* ..............        68,841
    85,000   Unico American Corporation .........................       510,000
                                                                   ------------
                                                                        578,841
                                                                   ------------

             FINANCE --  MISCELLANEOUS -- 2.4%
    25,000   Countrywide Credit Industries,Inc ..................       757,812
     3,000   Freddie Mac ........................................       121,500
                                                                   ------------
                                                                        879,312
                                                                   ------------

             HEALTHCARE -- 5.4%
    50,000   America Service Group Inc.* ........................     1,025,000
     4,000   IMPATH Inc.* .......................................       217,000
    75,000   STERIS Corporation* ................................       665,625
    10,000   Theragenics Corporation* ...........................        85,625
                                                                   ------------
                                                                      1,993,250
                                                                   ------------

             HOLDING COMPANIES -- 3.2%
    15,000   Fortune Brands Inc. ................................       345,938
    60,000   PICO Holdings,Inc.* ................................       843,750
                                                                   ------------
                                                                      1,189,688
                                                                   ------------

             INDUSTRIAL PRODUCTS & SERVICES -- 4.3%
     3,000   Eaton Corporation ..................................       201,000
     2,500   Greif Bros.Corporation .............................        76,875
    17,500   Kaydon Corporation .................................       367,500
    50,000   Maritrans Inc. .....................................       303,125
   100,000   Perceptron,Inc.* ...................................       340,625
     3,000   Simpson Manufacturing Co.,Inc ......................       143,438
    15,000   X-Rite,Inc .........................................       136,875
                                                                   ------------
                                                                      1,569,438
                                                                   ------------

================================================================================
                                                                        MARKET
 SHARES      COMMON STOCK -- 90.4%                                      VALUE
--------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY -- 15.9%
     5,000   Barra,Inc.* ........................................  $    247,812
   115,000   Compuware Corporation* .............................     1,193,125
   225,000   Data Research Associates,Inc .......................     1,768,359
     2,500   National Computer Systems,Inc ......................       123,125
    18,000   Rainbow Technologies,Inc.* .........................       875,250
     3,000   RSA Security Inc.* .................................       207,750
    50,000   SPSS Inc.* .........................................     1,456,250
                                                                   ------------
                                                                      5,871,671
                                                                   ------------

             PRINTING & PUBLISHING -- 1.2%
    50,000   Thomas Nelson,Inc ..................................       428,125
                                                                   ------------

             REAL ESTATE -- 6.5%
    15,000   Host Marriott Corp. ................................       140,625
    16,499   I.Gordon Corporation* ..............................       147,460
   150,000   Malan Realty Investors,Inc .........................     2,090,625
                                                                   ------------
                                                                      2,378,710
                                                                   ------------

             RETAIL -- 2.4%
    10,000   Mcsi Inc.* .........................................       258,750
     3,000   Payless Shoesource,Inc.* ...........................       156,562
    25,000   Ross Stores Inc. ...................................       426,562
    10,000   The Good Guys,Inc.* ................................        36,250
                                                                   ------------
                                                                        878,124
                                                                   ------------

             TECHNOLOGY -- 0.9%
    10,000   Cable Design Technologies ..........................       335,000
                                                                   ------------

             TRANSPORTATION -- 2.7%
    25,000   Providence And Worcester Railroad Company ..........       190,625
   134,800   The Morgan Group,Inc.-- Class A ....................       808,800
                                                                   ------------
                                                                        999,425
                                                                   ------------

             MISCELLANEOUS -- 0.9%
     5,000   H&R Block,Inc ......................................       161,875
    10,000   Pall Corporation ...................................       185,000
                                                                   ------------
                                                                        346,875
                                                                   ------------

             TOTAL COMMON STOCK (COST $29,653,139)...............    33,321,241
                                                                   ------------

================================================================================
                                                                        MARKET
 SHARES      COMMON STOCK -- 90.4%                                      VALUE
--------------------------------------------------------------------------------

             PREFERRED STOCK -- 0.4%(COST $132,739)
    35,000   Telos Corporation, 12% Cumulative
               Exchangeable Preferred* ..........................  $    157,500
                                                                   ------------

             CLOSED-END FUNDS -- 4.2%
    25,000   Central Securities Co. .............................       887,500
   135,000   Royce Focus Trust,Inc ..............................       662,344
                                                                   ------------

             TOTAL CLOSED-END FUNDS (COST $1,299,207)............     1,549,844
                                                                   ------------
             REPURCHASE AGREEMENTS(1)-- 6.6%(COST $2,431,454)

$2,431,454   Fifth Third Bank,6.17%,dated 6/30/00,due 7/03/00,
               repurchase proceeds:$2,432,704....................     2,431,454
                                                                   ------------
             TOTAL INVESTMENTS -- 101.6%(COST $33,516,539).......    37,460,039
                                                                   ------------
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%).....      (583,401)
                                                                   ============
             NET ASSETS -- 100.0%................................  $ 36,876,638
                                                                   ============

*    Non-income producing security.

(1)  Repurchase   agreements  are  fully  collateralized  by  U.  S.  Government obligations.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)
================================================================================

ASSETS
Investments, at value (cost of $33,516,539) (Note 1) ............  $ 37,460,039
Receivable for securities sold ..................................       539,344
Dividends receivable ............................................        76,988
Interest receivable .............................................           417
Other assets ....................................................        12,184
                                                                   ------------
           TOTAL ASSETS .........................................    38,088,972
                                                                   ------------

LIABILITIES
Bank overdraft ..................................................       179,807
Payable for capital shares redeemed .............................       211,148
Payable for securities purchased ................................       685,375
Accrued investment advisory fees (Note 2) .......................       127,759
Other accrued expenses and liabilities ..........................         8,245
                                                                   ------------
           TOTAL LIABILITIES ....................................     1,212,334
                                                                   ------------
NET ASSETS ......................................................  $ 36,876,638
                                                                   ============

NET ASSETS CONSIST OF
Paid-in capital .................................................  $ 30,412,587
Accumulated net investment loss .................................        (4,552)
Accumulated net realized gains from security transactions .......     2,525,103
Net unrealized appreciation on investments ......................     3,943,500
                                                                   ------------
NET ASSETS ......................................................  $ 36,876,638
                                                                   ============

Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) ..............................     1,746,786
                                                                   ============

Net asset value, redemption price, and offering price per share .  $      21.11
                                                                   ============

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2000 (Unaudited)
================================================================================

INVESTMENT INCOME
  Dividends .....................................................  $    325,925
  Interest ......................................................        43,713
                                                                   ------------
     TOTAL INVESTMENT INCOME ....................................       369,638
                                                                   ------------

EXPENSES
  Investment advisory fees (Note 2) .............................       277,183
  Administration, accounting and transfer agent fees (Note 2) ...        31,931
  Trustees' fees and expenses ...................................        19,660
  Legal and audit fees ..........................................        16,404
  Insurance expense .............................................         9,229
  Registration fees .............................................         9,498
  Custodian fees ................................................         5,997
  Reports to shareholders .......................................         4,288
                                                                   ------------
     TOTAL EXPENSES .............................................       374,190
                                                                   ------------

NET INVESTMENT LOSS .............................................        (4,552)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains on investments .............................     2,895,810
  Net change in unrealized appreciation/depreciation on
    investments .................................................    (1,568,270)
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................     1,327,540
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................  $  1,322,988
                                                                   ============

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended June 30, 2000 and December 31, 1999
=======================================================================================

                                                         Six Months Ended   Year Ended
                                                           June 30, 2000   December 31,
                                                            (Unaudited)        1999
                                                           ------------    ------------
FROM OPERATIONS
  Net investment loss ..................................   $     (4,552)   $   (323,254)
  Net realized gains on investments ....................      2,895,810       2,790,206
  Net change in unrealized appreciation/depreciation on
     investments .......................................     (1,568,270)     (4,141,106)
                                                           ------------    ------------
Net increase (decrease) in net assets from operations ..      1,322,988      (1,674,154)
                                                           ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments ...............           --        (2,111,109)
  Distributions in excess of realized gains ............           --          (370,707)
                                                           ------------    ------------
Net decrease in net assets from distributions to
  shareholders .........................................           --        (2,481,816)
                                                           ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ............................      2,987,571       4,815,186
  Reinvestment of distributions to shareholders ........           --         2,244,904
  Payments for shares redeemed .........................     (9,106,394)    (23,929,076)
                                                           ------------    ------------
Net decrease in net assets from capital share
  transactions .........................................     (6,118,823)    (16,868,986)
                                                           ------------    ------------

TOTAL DECREASE IN NET ASSETS ...........................     (4,795,835)    (21,024,956)

NET ASSETS
  Beginning of period ..................................     41,672,473      62,697,429
                                                           ------------    ------------
  End of period ........................................   $ 36,876,638    $ 41,672,473
                                                           ============    ============

ACCUMULATED NET INVESTMENT LOSS ........................   $     (4,552)   $       --
                                                           ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ..........................................        147,551         224,924
  Shares issued in reinvestment of distributions to
     shareholders ......................................           --           113,724
  Shares redeemed ......................................       (512,294)     (1,143,853)
                                                           ------------    ------------
  Net decrease in shares outstanding ...................       (364,743)       (805,205)
  Shares outstanding, beginning of period ..............      2,111,529       2,916,734
                                                           ------------    ------------
  Shares outstanding, end of period ....................      1,746,786       2,111,529
                                                           ============    ============

See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
=================================================================================================================================
                                                     Six Months        Year         Year         Year         Year         Year
                                                        Ended          Ended        Ended        Ended        Ended        Ended
                                                    June 30, 2000    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                                     (Unaudited)       1999         1998         1997         1996         1995
                                                    -----------------------------------------------------------------------------
Net asset value at beginning of period .........      $  19.74       $  21.50     $  23.99     $  21.19     $  19.66     $  18.12
                                                      --------       --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income (loss) .................            --          (0.15)       (0.09)        0.06        (0.02)       (0.03)
  Net realized and unrealized gains
       (losses) on investments .................          1.37          (0.38)       (2.40)        5.88         3.61         3.09
                                                      --------       --------     --------     --------     --------     --------
     Total from investment operations ..........          1.37          (0.53)       (2.49)        5.94         3.59         3.06
                                                      --------       --------     --------     --------     --------     --------
Less distributions:
     From net investment income ................            --             --           --        (0.06)          --           --
     From net realized gains on investments ....            --          (1.05)          --        (3.03)       (2.06)       (1.52)
     In excess of net realized gains on
       investments .............................            --          (0.18)          --        (0.05)          --           --
                                                      --------       --------     --------     --------     --------     --------
     Total distributions .......................            --          (1.23)          --        (3.14)       (2.06)       (1.52)
                                                      --------       --------     --------     --------     --------     --------
Net asset value at end of period ...............      $  21.11       $  19.74     $  21.50     $  23.99     $  21.19     $  19.66
                                                      ========       ========     ========     ========     ========     ========
     Total return ..............................           6.9%(A)       (2.5)%      (10.4)%       28.0%        18.3%        16.9%
                                                      ========       ========     ========     ========     ========     ========
Ratios/Supplementary Data:
Ratio of expenses to average net assets ........          1.98%(B)       2.05%        1.94%        1.91%        1.97%        2.00%
Ratio of net investment income
  (loss) to average net assets .................         (0.02)(B)      (0.61)%      (0.39)%       0.24%       (0.08)%      (0.18)%
Portfolio turnover rate ........................            47%(B)         59%          54%          47%          50%          70%
Net assets at end of period (000's) ............      $ 36,877       $ 41,672     $ 62,697     $ 69,967     $ 55,105     $ 53,137

--------------------
(A)  Not annualized.

(B)  Annualized.

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation through investment primarily in small cap value stocks. This investment in stocks, by definition, entails the risk of loss of capital to shareholders. See the Prospectus for more detailed information regarding the investment objectives of the Fund.

The following is a summary of significant accounting policies followed by the Fund.

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the day of valuation, or, if not traded on a particular day, at the average of the highest current independent bid and lowest current independent offer; securities traded in the over-the-counter market, not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of trading on the day of valuation; and securities (and other assets) for which market quotations are not readily available are valued at their fair market value as determined in good faith pursuant to procedures established by the Board of Trustees.

     (b) INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to the shareholders. Therefore, no provision for income or excise taxes is necessary.

     The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles (GAAP), the basis on which these financial statements are prepared. The differences arise primarily from the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income or loss and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes and financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net realized gains in the accompanying statements. Net investment losses, for tax purposes, are reclassified to paid-in capital.

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate GAAP.

     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. The Fund's policy is to take possession of the underlying securities and, on a daily basis, mark to market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement.

     (f) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). The Chairman of the Board of the Fund is also the President and CEO of Gregory J. Schwartz & Co., Inc. (the Distributor). Certain other trustees and officers of the Fund are officers of the Adviser or of Integrated Fund Services, Inc. (IFS), the administrative, accounting and transfer agent for the Fund.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Adviser a quarterly fee equal to the annual rate of 1.5% of the average daily net assets up to $75 million; 1.25% of such assets from $75 million to $100 million; and 1% of such assets in excess of $100 million.

The Distributor is the primary agent for the distribution of the Fund and receives fees from the Adviser, not the Fund or its shareholders.

Pursuant to an Administration, Accounting and Transfer Agency Agreement between the Fund and IFS, IFS supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays IFS a fee, payable monthly, at an annual rate of .22% of average daily net assets up to $25 million; .20% of such assets from $25 million to $100 million; and .15% of such assets in excess of $100 million.

3.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investments other than short-term investments, for the six months ended June 30, 2000, were $8,505,332 and $15,251,681, respectively.

4.   FEDERAL INCOME TAXES

As of June 30, 2000, net unrealized appreciation of securities was $3,943,500 for federal income tax purposes of which $7,560,938 related to appreciated securities and $3,617,438 related to depreciated securities. The aggregate cost of investments at June 30, 2000 for federal income tax purposes was $33,516,539.

SCHWARTZ VALUE FUND
a series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248)644-8500

BOARD OF  TRUSTEES                                     SCHWARTZ
Donald J. Dawson, Jr.                                 VALUE FUND
Fred A. Erb
John J. McHale                                        a series of
Sidney F. McKenna
George P. Schwartz, CFA                                SCHWARTZ
Gregory J.Schwartz, Chairman                          INVESTMENT
                                                         TRUST
OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Tina D. Hosking, CPA, Assistant Secretary
Brian J. Manley, CPA, Assistant Secretary
Robert L. Bennett, Assistant Treasurer
                                                        [LOGO]
INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR                                        SEMI-ANNUAL REPORT
GREGORY J. SCHWARTZ & CO., INC.                        (UNAUDITED)
3707 W. Maple Road
Bloomfield Hills, Michigan 48301                for the six months ended
                                                      JUNE 30,2000
CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR
INTEGRATED FUND SERVICES, INC.
P. O. Box 5354
Cincinnati, Ohio 45201-5354

AUDITORS
DELOITTE & TOUCHE LLP
1700 Courthouse Plaza Northeast
Dayton, Ohio 45402

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1025 Connecticut Avenue, N.W.
Washington, D.C. 20036

SCHWARTZ  VALUE  FUND is a 100%  no-load
diversified investment company (a mutual
fund).   The  investment   objective  is
long-term capital appreciation.